UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

All Terrain Opportunity Fund

(Institutional Class: TERIX)

SEMI-ANNUAL REPORT

APRIL 30, 2018

All Terrain Opportunity Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the All Terrain Opportunity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.allterrainfunds.com

All Terrain Opportunity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Exchange-Traded Funds – 30.2%
	Commodity – 2.3%
625	ZKB Gold ETF*1	$790,625

	Equity Funds – 25.4%
5,000	Consumer Discretionary Select Sector SPDR Fund	518,500
20,000	ETFMG Prime Cyber Security ETF	721,800
10,000	Industrial Select Sector SPDR Fund	722,200
40,000	iShares Core Dividend Growth ETF	1,355,200
20,000	iShares Core High Dividend ETF	1,689,200
14,000	iShares S&P 500 Value ETF	1,538,460
6,000	KraneShares CSI China Internet ETF	352,860
40,000	PowerShares S&P 500 Low Volatility Portfolio	1,864,000
		8,762,220
	Fixed Income Funds – 2.5%
10,000	iShares iBoxx High Yield Corporate Bond ETF	857,000

	Total Exchange-Traded Funds (Cost $10,479,069)	10,409,845

	Mutual Funds – 49.4%
	Equity Funds – 0.2%
1,961	MFS International Value Fund - Class I	88,004

	Fixed Income Funds – 49.2%
400,502	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I2	3,984,998
1,518,830	PIMCO Low Duration Income Fund - Class Institutional	12,970,806
		16,955,804
	Total Mutual Funds (Cost $17,083,198)	17,043,808

	Short-Term Investments – 18.3%
6,309,194	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.53%[3]	6,309,194

	Total Short-Term Investments (Cost $6,309,194)	6,309,194

	Total Investments –97.9% (Cost $33,871,461)	33,762,847
	Other Assets in Excess of Liabilities – 2.1%	719,486

	Total Net Assets –100.0%	$34,482,333

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity Funds	25.4%
Fixed Income Funds	2.5%
Commodity	2.3%
Total Exchange-Traded Funds	30.2%
Mutual Funds
Fixed Income Funds	49.2%
Equity Funds	0.2%
Total Mutual Funds	49.4%
Short-Term Investments	18.3%
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $29,873,463)	$29,777,849
Investments in affiliated issuers, at value (cost 3,997,998)	3,984,998
Segregated cash at Broker for purchased opion contract and written option contracts	586,761
Receivables:
Securities sold	497,029
Dividends and interest	37,947
Prepaid expenses	6,443
Total assets	34,891,027

Liabilities:
Payables:
Investment securities purchased	353,826
Advisory fees	16,888
Auditing fees	7,431
Fund administration fees	4,820
Fund accounting fees	4,035
Transfer agent fees and expenses	3,679
Shareholder servicing fees (Note 7)	3,604
Trustees' deferred compensation (Note 3)	3,483
Custody fees	1,619
Chief Compliance Officer fees	430
Trustees' fees and expenses	204
Accrued other expenses	8,675
Total liabilities	408,694

Net Assets	$34,482,333

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$33,112,570
Accumulated net investment income	95,739
Accumulated net realized gain on investments, purchased options contracts, and affiliated investments	1,382,638
Net unrealized depreciation on:
Investments	(108,614)
Net Assets	$34,482,333

Shares of beneficial interest issued and outstanding	1,320,847
Net asset value per share	$26.11

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

Investment Income:
Dividends	$428,445
Dividends from affiliated investments	36,771
Interest	35,326
Total investment income	500,542

Expenses:
Advisory fees	234,731
Fund administration fees	20,955
Fund accounting fees	22,916
Transfer agent fees and expenses	17,988
Shareholder servicing fees (Note 7)	16,767
Registration fees	16,022
Custody fees	7,537
Auditing fees	7,439
Chief Compliance Officer fees	6,818
Legal fees	6,571
Miscellaneous	3,968
Shareholder reporting fees	3,848
Trustees' fees and expenses	3,720
Insurance fees	2,351
Interest expense	24
Total expenses	371,655
Advisory fees waived and/or other expenses absorbed	(103,367)
Voluntary advisory fees waived	(31,925)
Net expenses	236,363
Net investment income	264,179

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	957,163
Affiliated investments	(2,002)
Purchased options contracts	467,543
Net realized gain	1,422,704

Capital gain distributions from regulated investment companies	20,512

Net change in unrealized appreciation/depreciation on:
Investments	(764,615)
Affiliated investments	(13,000)
Net change in unrealized appreciation/depreciation	(777,615)
Net realized and unrealized gain	665,601

Net Increase in Net Assets from Operations	$929,780

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$264,179	$798,825
Net realized gain on investments, purchased options contracts, written options contracts, and affiliated investments	1,422,704	871,673
Capital gain distributions from regulated investment companies	20,512	22,299
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts, and affiliated investments	(777,615)	892,013
Net increase in net assets resulting from operations	929,780	2,584,810

Distributions to Shareholders:
From net investment income	(228,748)	(788,878)
Total distributions to shareholders	(228,748)	(788,878)

Capital Transactions:
Net proceeds from shares sold	2,609,410	2,873,922
Reinvestment of distributions	228,748	788,878
Cost of shares redeemed[1]	(2,526,649)	(5,418,045)
Net increase (decrease) in net assets from capital transactions	311,509	(1,755,245)

Total increase in net assets	1,012,541	40,687

Net Assets:
Beginning of period	33,469,792	33,429,105
End of period	$34,482,333	$33,469,792

Undistributed net investment income	$95,739	$60,308

Capital Share Transactions:
Shares sold	100,231	114,674
Shares reinvested	8,833	31,644
Shares redeemed	(97,210)	(217,267)
Net increase (decrease) from capital share transactions	11,854	(70,949)

[1]	Net of redemption fee proceeds of $0 and $192, respectively.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,		For the Period November 3, 2014*
	April 30, 2018 (Unaudited)	2017	2016	through October 31, 2015
Net asset value, beginning of period	$25.57	$24.23	$24.39	$25.00
Income from Investment Operations:
Net investment income[1,2]	0.20	0.60	0.60	0.29
Net realized and unrealized gain (loss) on investments	0.52	1.33	(0.18)	(0.52)
Total from investment operations	0.72	1.93	0.42	(0.23)

Less Distributions:
From net investment income	(0.18)	(0.59)	(0.58)	(0.38)
Total distributions	(0.18)	(0.59)	(0.58)	(0.38)

Redemption fee proceeds[1]	-	- [3]	-	-

Net asset value, end of period	$26.11	$25.57	$24.23	$24.39

Total return[4]	2.78%[8]	8.05%	1.74%	(0.93)%[8]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,482	$33,470	$33,429	$8,146

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	2.22%[9]	2.34%	2.69%	2.83%[9]
After fees waived and expenses absorbed[5,6]	1.41%[9]	1.49%[7]	1.78%	1.95%[9]
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed[2]	0.77%[9]	1.54%	1.56%	0.30%[9]
After fees waived and expenses absorbed[2]	1.58%[9]	2.39%	2.47%	1.18%[9]

Portfolio turnover rate	250%[8]	280%	206%	283%[8]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Prior to September 16, 2016, returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Prior to September 16, 2016, returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Prior to September 16, 2016, the Advisor had contractually agreed to limit the operating expenses of Class A to 1.95%. Effective September 16, 2016, the Advisor has contractually agreed to limit the operating expenses to 1.70% of the Institutional Class which was re-designated from Class A on that date. Effective May 1, 2017, the Advisor has contractually agreed to limit the operating expenses to 1.60% of the Institutional Class.
[7]	If interest expense on cash due to broker had been excluded, the expense ratio would have been lowered by 0.01% for the year ended October 31, 2017.
[8]	Not annualized.
[9]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

The All Terrain Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide capital appreciation with positive returns in all market conditions. The Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I. Class I shares were liquidated on December 4, 2015. Class C shares were re-designated to Class I shares on August 29, 2016, and were subsequently liquidated on September 30, 2016. Class A shares were re-designated to Institutional Class on September 16, 2016.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

(c) Options

The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Unaffiliated Investment Companies

The Fund invests a significant amount (37.6% of its net assets as of April 30, 2018) in the PIMCO Low Duration Income Fund’s Institutional Class (“PFIIX”). The primary investment objective of PFIIX is to maximize current income. Long-term capital appreciation is its secondary objective. PFIIX’s fiscal year end is March 31. Per the annual report ended March 31, 2018, the net assets of the PIMCO Low Duration Income Fund were $1,850,387,000. PFIIX had a total return of 4.29%, expenses ratio of 0.58%, and net investment income ratio of 3.21%. A copy of the PIMCO Low Duration Income Fund‘s annual report can be found at www.pimco.com.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

(g) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period November 3, 2014 (commencement of operations) through October 31, 2015, and as of and during the years ended October 31, 2016-2017, and as of and during the six months ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”), and Bauer Capital Management, LLC (“Bauer Capital”), who serve as co-investment advisors and construct the Fund’s portfolio (collectively referred to as the “Advisors”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to Bauer Capital and Castle Financial at the following annual rates based on the Fund’s average daily net assets:

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

	Advisory Fees effective May 1, 2017	Advisory Fees prior to May 1, 2017
Castle Financial	0.56%	0.60%
Bauer Capital	0.84%	0.90%

Until further notice, Castle Financial has agreed to voluntarily waive any advisory fee that it is entitled to receive after its payment of any reimbursement to the Fund of operating expenses pursuant to its expense limitation agreement.

The Advisors have contractually agreed to waive their fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Expense limitation effective May 1, 2017	Expense limitation prior to May 1, 2017
All Terrain Opportunity Fund	1.60%	1.70%

This agreement is in effect until February 28, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2018, the Advisors waived advisory fees and absorbed other expenses totaling $135,292. The advisors will not seek recoupment of any advisory fee waived or other expenses absorbed.

	Advisory Fees Accrued	Advisory Fees Waived and/or Other Expenses Absorbed
Castle Financial	$93,893	$93,893*
Bauer Capital	$140,838	$41,399

*	Castle Financial has agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. The voluntarily advisory fee waived is reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$33,889,041
Gross unrealized appreciation	$36,961
Gross unrealized depreciation	(163,155)
Net unrealized depreciation on investments	$(126,194)

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals.

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$60,308
Undistributed long-term gains	-
Tax accumulated earnings	60,308

Accumulated capital and other losses	(11,173)
Unrealized appreciation on investments	619,596
Total accumulated earnings	$668,731

As of October 31, 2017, the Fund had a long-term capital loss carryover of $11,173. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended October 31, 2017 and October 31, 2016 were as follows:

Distributions paid from:	2017	2016
Ordinary income	$788,878	$750,738
Net long-term capital gains	-	-
Total taxable distributions	788,878	750,738
Total distributions paid	$788,878	$750,738

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended April 30, 2018 and for the year ended October 31, 2017, the Fund received $0 and $192, respectively.

Note 6 - Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term investments and options, were $70,284,310 and $73,029,736, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets attributable to Institutional Class shares to shareholder servicing agents who provide administrative and support services to their customers. The Plan was effective for Class I (formerly Class C) and Class I until their liquidation date.

For the six months ended April 30, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds[1]	$10,409,845	$-	$-	$10,409,845
Mutual Funds[1]	17,043,808	-	-	17,043,808
Short-Term Investments	6,309,194	-	-	6,309,194
Total Investments	$33,762,847	$-	$-	$33,762,847

*	The Fund did not hold any Level 2 or 3 securities at period end.
[1]	Exchange-traded funds and mutual funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds or mutual funds by asset classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended April 30, 2018.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$ 467,543	$ -
Total	$ 467,543	$ -

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2018 are as follows:

Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	-	-

All Terrain Opportunity Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which a Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the All Terrain Opportunity Fund at period-end are noted in the All Terrain Opportunity Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security	Beginning		Sales	Realized	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income
Morgan Stanley Inst. Fund Trust – High Yield Portfolio	$-	$5,000,000	$(1,000,000)	$(2,002)	$(13,000)	$3,984,998	$36,771
Total	$-	$5,000,000	$(1,000,000)	$(2,002)	$(13,000)	$3,984,998	$36,771

	Principal Amount/ Shares			Principal Amount/Shares
Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Morgan Stanley Inst. Fund Trust – High Yield Portfolio	-	500,602	(100,100)	400,502
Total	-	500,602	(100,100)	400,502

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

All Terrain Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on April 19, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Co-Advisory Agreement (each an “Advisory Agreement”) between the Trust and each of Castle Financial & Retirement Planning Associates, Inc. (“Castle”) and Bauer Capital Management, LLC (“Bauer” and together with Castle, the “Investment Advisors”) with respect to the All Terrain Opportunity Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of each Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and each Advisory Agreement from the Investment Advisors and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about each Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about each Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of each Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the HFRX Global Hedge Fund Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from its Multialternative fund universe (the “Fund Universe”) for the one- and three-year periods ended January 31, 2018; and reports comparing the investment advisory fees and total expenses of the Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of each Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisors were present during the Board’s consideration of the Advisory Agreements.

In renewing each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one- and three-year periods were higher than the HFRX Global Hedge Fund Index returns and the Peer Group and Fund Universe median returns.

The Board also considered the overall quality of services provided by each Investment Advisor to the Fund. In doing so, the Board considered each Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of each Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each Investment Advisor to the Fund were satisfactory.

All Terrain Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.185% and 0.37%, respectively. The Trustees noted, however, that Bauer had waived a significant portion of its advisory fee and Castle had waived its entire advisory fee for the year ended January 31, 2018, due to the Fund’s low asset level. The Trustees considered the Investment Advisors’ assertions that the Fund’s advisory fee is appropriate in light of the extensive time and work that the Investment Advisors put into managing the Fund’s investment strategy; and that the strategy is unique in that it incorporates a significant number of factors, a significant amount of research, and a proprietary risk model developed by the Investment Advisors. The Trustees also considered information regarding the allocation of the Fund’s advisory fee between the Investment Advisors. The Trustees also noted that neither Investment Advisor manages assets for any other clients using the same investment strategies as those used by the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisors.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.10% and 0.35%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of the funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also noted that the variance in the Fund’s expense ratio compared to the Peer Group and Fund Universe medians is largely attributable to the Fund’s advisory fee, as described above.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to each Investment Advisor under its respective Advisory Agreement was fair and reasonable in light of the nature and quality of the services each Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by each Investment Advisor relating to its costs and profits with respect to the Fund for the year ended January 31, 2018. The Board noted that Bauer had waived a significant portion of its advisory fee with respect to the Fund, and determined that Bauer’s profit level was reasonable. The Trustees also observed that Castle waived its entire advisory fee and had not realized a profit with respect to the Fund.

The Board also considered the benefits received by each Investment Advisor as a result of its relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers that provide execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of each Investment Advisor’s compliance program, and the intangible benefits of each Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of each Advisory Agreement.

All Terrain Opportunity Fund

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period* 11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,027.80	$ 7.09
Hypothetical (5% annual return before expenses)	1,000.00	1,017.81	7.05

*	Expenses are equal to the Fund’s annualized expense ratios of 1.41%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

This page is intentionally left blank

All Terrain Opportunity Fund

A series of Investment Managers Series Trust II

Investment Co-Advisor

Castle Financial & Retirement Planning Associates, Inc.

2899 State Highway 35
Hazlet, New Jersey 07730-1549

Investment Co-Advisor

Bauer Capital Management, LLC

2899 State Highway 35
Hazlet, New Jersey 07730-1549

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
All Terrain Opportunity Fund – Institutional Class	TERIX	46141T 406

Privacy Principles of the All Terrain Opportunity Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the All Terrain Opportunity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 441-4440 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (844) 441-4440 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 441-4440. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 441-4440.

All Terrain Opportunity Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 441-4440

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/09/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/09/2018